Equity - Non-controlling interests financial information (Details)		12 Months Ended
	Nov. 05, 2009 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			$ 689,907,000	$ 916,211,000
Current assets			657,238,000	818,142,000
Non-current liabilities			548,640,000	734,599,000
Current liabilities			432,786,000	397,457,000
CONSOLIDATED INCOME STATEMENT
Sales			1,144,434,000	1,615,222,000		$ 2,242,002,000	[1]
Operating profit			(184,350,000)	(355,586,000)		99,074,000	[1]
Profit before taxes			(222,420,000)	(411,818,000)		35,568,000	[1]
Net (loss) profit			(249,758,000)	(285,640,000)	[2]	24,573,000	[1],[2]
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			154,268,000	(31,194,000)	[2]	116,795,000	[2]
Cash flows from investing activities			(31,940,000)	165,910,000	[2]	(85,875,000)	[2]
Cash flows from financing activities			(113,333,000)	(224,005,000)	[2]	10,285,000	[2]
Exchange differences on cash and cash equivalents in foreign currencies			(613,000)	(4,183,000)	[2]	(9,030,000)	[2]
Beginning balance of cash and cash equivalents			94,852,000
Ending balance of cash and cash equivalents			102,714,000	94,852,000
Non-controlling interests			114,504,000	118,077,000
WVA Manufacturing, LLC
CONSOLIDATED STATEMENT OF CASH FLOWS
Additional cost per operating agreement	$ 100
WVA Manufacturing, LLC | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Non-controlling interests			70,270,000	73,945,000
Production output sold (as a percentage)	51.00%
WVA Manufacturing, LLC | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			80,887,000	80,923,000
Current assets			58,404,000	56,839,000
Non-current liabilities			14,677,000	14,677,000
Current liabilities			23,208,000	27,579,000
CONSOLIDATED INCOME STATEMENT
Sales			156,995,000	167,503,000
Operating profit			5,900,000	6,688,000
Profit before taxes			5,900,000	6,423,000
Net (loss) profit			3,008,000	3,276,000
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			28,683,000	2,287,000
Cash flows from investing activities			(7,977,000)	(2,256,000)
Beginning balance of cash and cash equivalents			6,566,000	6,535,000
Ending balance of cash and cash equivalents			27,272,000	6,566,000		6,535,000
WVA Manufacturing, LLC | Dow Corning Corporation
CONSOLIDATED STATEMENT OF CASH FLOWS
Production output sold (as a percentage)	49.00%
WVA Manufacturing, LLC | Dow Corning Corporation | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Membership interest sold (as a percentage)	49.00%
Quebec Silicon Limited Partnership [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Additional cost per operating agreement		$ 31
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Non-controlling interests			$ 44,808,000	44,224,000
Production output sold (as a percentage)		51.00%	51.00%
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			$ 67,806,000	63,639,000
Current assets			37,095,000	30,931,000
Non-current liabilities			18,186,000	19,944,000
Current liabilities			16,320,000	7,277,000
CONSOLIDATED INCOME STATEMENT
Sales			70,637,000	78,414,000
Operating profit			3,113,000	252,000
Profit before taxes			2,898,000	(36,000)
Net (loss) profit			1,666,000	(70,000)
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			15,387,000	3,720,000
Cash flows from investing activities			(5,227,000)	(3,544,000)
Cash flows from financing activities				227,000
Exchange differences on cash and cash equivalents in foreign currencies			45,000	149,000
Beginning balance of cash and cash equivalents			2,319,000	1,767,000
Ending balance of cash and cash equivalents			$ 12,524,000	$ 2,319,000		$ 1,767,000
Quebec Silicon Limited Partnership [Member] | Dow Corning Corporation
CONSOLIDATED STATEMENT OF CASH FLOWS
Production output sold (as a percentage)		49.00%	49.00%

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).
[2]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.